Long-term debt - Credit Facilities (Details)			1 Months Ended														9 Months Ended	12 Months Ended
	Feb. 28, 2014	Dec. 20, 2013	Aug. 31, 2015 USD ($)	Jan. 31, 2015 USD ($)	Aug. 31, 2014 USD ($)	Jul. 31, 2014 USD ($) drilling_unit	Dec. 31, 2013 USD ($)	Oct. 31, 2013 USD ($)	Sep. 30, 2013 USD ($)	Jul. 31, 2013	Apr. 30, 2013 USD ($) tranche	Mar. 31, 2013	Dec. 31, 2012 USD ($) rig	Dec. 31, 2011 USD ($)	Apr. 30, 2011 USD ($) drilling_unit	Oct. 31, 2010 USD ($) drilling_unit	Sep. 30, 2015 USD ($)	Dec. 31, 2015 USD ($)	Jun. 30, 2015 USD ($)	Dec. 31, 2014 USD ($)	Oct. 23, 2013 USD ($)	Jul. 16, 2013 USD ($)	Mar. 20, 2013 USD ($)
Debt Instrument [Line Items]
Commercial guarantee term																		5 years
Debt outstanding																		$ 10,661,000,000		$ 12,620,000,000
$1,750 facility (Sevan Drilling)
Debt Instrument [Line Items]
Debt, face amount									$ 1,750,000,000
Debt covenant, collateral to outstanding loan value percentage									110.00%
Credit facility US $950 - West Carina [Member]
Debt Instrument [Line Items]
Debt instrument term				5 years
Balloon payment to be paid				$ 187,000,000
Debt instrument, interest rate				2.12%
Credit facility US $950 - West Carina [Member] | LIBOR
Debt Instrument [Line Items]
Basis spread on variable rate				2.00%
$150 facility
Debt Instrument [Line Items]
Debt outstanding								$ 150,000,000
US$1,450 facility
Debt Instrument [Line Items]
Debt, face amount																							$ 1,450,000,000
Debt outstanding																		393,000,000
Debt covenant, collateral to outstanding loan value percentage													125.00%
Secured Debt | $420 facility
Debt Instrument [Line Items]
Debt, face amount																		420,000,000		420,000,000
Debt outstanding																		0		351,000,000
Debt covenant, collateral to outstanding loan value percentage														125.00%
Secured Debt | Credit Facility US$450
Debt Instrument [Line Items]
Debt, face amount			$ 450,000,000															450,000,000		450,000,000
Basis spread on variable rate			2.50%
Debt outstanding																		215,000,000		0
Remaining borrowing capacity																		$ 215,000,000
Commitment fee (percentage)																		40.00%
Debt instrument term			5 years
Debt collateral amount																		$ 888,000,000
Profile period			8 years 6 months
Secured Debt | Credit facility US$300
Debt Instrument [Line Items]
Debt, face amount																		300,000,000		300,000,000
Debt outstanding																		186,000,000		210,000,000
Secured Debt | $150 facility
Debt Instrument [Line Items]
Debt, face amount																		150,000,000		150,000,000
Debt outstanding																		0		150,000,000
Secured Debt | US$360 facility (Asia Offshore Drilling)
Debt Instrument [Line Items]
Debt, face amount																		360,000,000		360,000,000
Debt outstanding																		273,000,000		309,000,000
Secured Debt | Credit facility US$450 -Eminence
Debt Instrument [Line Items]
Debt, face amount																		450,000,000		450,000,000
Debt outstanding																		344,000,000		397,000,000
Secured Debt | Credit facility US$450 -Eclipse
Debt Instrument [Line Items]
Debt, face amount																		450,000,000		450,000,000
Debt outstanding																		0		416,000,000
Secured Debt | US$440 facility
Debt Instrument [Line Items]
Debt, face amount																		440,000,000		440,000,000
Debt outstanding																		224,000,000		258,000,000
Secured Debt | US$400 facility
Debt Instrument [Line Items]
Debt, face amount														$ 400,000,000				400,000,000		400,000,000
Assets pledged																		$ 669,000,000
Maturity of debt																		5 years
Payment due at maturity of debt																		$ 200,000,000
Debt outstanding																		240,000,000		280,000,000
Debt covenant, collateral to outstanding loan value percentage														150.00%
Repayment of debt																		200,000,000
Draw on credit facility																		200,000,000
Secured Debt | US$2,000 facility (North Atlantic Drilling)
Debt Instrument [Line Items]
Debt, face amount																		2,000,000,000		2,000,000,000
Debt outstanding																		1,200,000,000		1,367,000,000
Debt covenant, collateral to outstanding loan value percentage															135.00%
Secured Debt | Credit facility US$700
Debt Instrument [Line Items]
Debt, face amount																		700,000,000		700,000,000
Debt outstanding																		0		420,000,000
Secured Debt | US$1,500 facility
Debt Instrument [Line Items]
Debt, face amount																		1,500,000,000		1,500,000,000
Debt outstanding																		1,344,000,000		1,469,000,000
Secured Debt | Credit facility US $950
Debt Instrument [Line Items]
Debt, face amount				$ 950,000,000														950,000,000		950,000,000
Debt outstanding																		688,000,000		0
Remaining borrowing capacity																		$ 197,000,000
Commitment fee (percentage)																		40.00%
Debt covenant, collateral to outstanding loan value percentage			150.00%	120.00%
Profile period				12 years
Repayment of long-term debt																	$ 207,000,000
Secured Debt | US$1,450 facility
Debt Instrument [Line Items]
Debt, face amount																		$ 1,450,000,000		1,450,000,000
Debt outstanding																		393,000,000		433,000,000
Secured Debt | $1,750 facility (Sevan Drilling)
Debt Instrument [Line Items]
Debt, face amount																		1,750,000,000		1,750,000,000
Debt outstanding																		1,085,000,000		1,225,000,000
Outstanding balance																		$ 1,085,000,000		1,225,000,000
Secured Debt | Credit facility US $950 - West Carina [Member]
Debt Instrument [Line Items]
Debt, face amount				$ 60,000,000
Secured Debt | Credit facility US $950 - West Eclipse [Member]
Debt Instrument [Line Items]
Debt, face amount				225,000,000
Credit facility US$450 -Eclipse
Debt Instrument [Line Items]
Debt, face amount							$ 450,000,000
Maturity of debt		1 year																1 year
Debt collateral amount																		$ 635,000,000
US$440 facility
Debt Instrument [Line Items]
Debt, face amount													$ 440,000,000
Number of jack up drilling rigs in an acquisition | rig													2
Maturity of debt																		5 years
Payment due at maturity of debt																		$ 173,000,000
Debt covenant, collateral to outstanding loan value percentage													135.00%
Number of tender rigs in an acquisition | rig													2
Amount drawn from the facility																		320,000,000
US$2,000 facility (North Atlantic Drilling)
Debt Instrument [Line Items]
Debt, face amount															$ 2,000,000,000
Assets pledged																		$ 2,179,000,000
Maturity of debt																		6 years
Payment due at maturity of debt																		$ 950,000,000
Number of drilling rigs in an acquisition | drilling_unit															6
Credit facility US$700
Debt Instrument [Line Items]
Debt, face amount																$ 700,000,000
Number of jack up drilling rigs in an acquisition | drilling_unit																7
Assets pledged																		$ 1,074,000,000
Maturity of debt																		5 years
Payment due at maturity of debt																		$ 350,000,000
Credit facility US$450 -Eminence
Debt Instrument [Line Items]
Assets pledged																		563,000,000
Term Loan Facility | Credit Facility $1,350
Debt Instrument [Line Items]
Debt outstanding					$ 675,000,000
Tranche 1 | US$360 facility (Asia Offshore Drilling)
Debt Instrument [Line Items]
Amount drawn from the facility											$ 120,000,000
Tranche 1 | US$1,450 facility
Debt Instrument [Line Items]
Debt, face amount																							203,000,000
Debt instrument term												5 years
Balloon payment to be paid																							$ 86,000,000
Balloon payment refinancing period												5 years
Tranche 1 | Credit Facility $1,500 - 2014
Debt Instrument [Line Items]
Debt outstanding																		300,000,000
Debt instrument term												5 years
Balloon payment to be paid																		$ 175,000,000
Debt instrument, interest rate																		2.38%
Tranche 1 | $1,750 facility (Sevan Drilling)
Debt Instrument [Line Items]
Debt, face amount									$ 1,400,000,000
Outstanding balance																					$ 1,400,000,000
Tranche 1 | US$360 facility (Asia Offshore Drilling)
Debt Instrument [Line Items]
Assets pledged																		$ 225,000,000
Secured Debt | US$101 Million and US$98 Million Senior Secured Credit Facility
Debt Instrument [Line Items]
Debt collateral amount																		454,000,000
Pledged assets not owned by reporting entity																		$ 252,000,000
Secured Debt | Credit Facility $1,350
Debt Instrument [Line Items]
Debt, face amount					$ 1,350,000,000
Debt covenant, collateral to outstanding loan value percentage					120.00%
Debt instrument term																		5 years
Debt collateral amount																		$ 1,767,000,000
Outstanding balance																		$ 1,317,000,000
Secured Debt | Credit Facility $1,350 | LIBOR
Debt Instrument [Line Items]
Basis spread on variable rate																		2.00%
Description of variable rate basis																		LIBOR
Secured Debt | Credit facility US$300
Debt Instrument [Line Items]
Debt, face amount																						$ 300,000,000
Debt covenant, collateral to outstanding loan value percentage										135.00%
Outstanding balance																		$ 186,000,000		210,000,000
Secured Debt | Credit facility US$300 | LIBOR
Debt Instrument [Line Items]
Basis spread on variable rate										3.00%								1.00%
Description of variable rate basis										LIBOR
Secured Debt | $150 facility
Debt Instrument [Line Items]
Outstanding balance																		$ 0		150,000,000
Secured Debt | $150 facility | LIBOR
Debt Instrument [Line Items]
Basis spread on variable rate								0.75%
Description of variable rate basis								LIBOR
Secured Debt | US$360 facility (Asia Offshore Drilling)
Debt Instrument [Line Items]
Debt, face amount											$ 360,000,000
Debt covenant, collateral to outstanding loan value percentage											120.00%
Debt instrument term											5 years
Number of tranches | tranche											3
Outstanding balance																		273,000,000		309,000,000
Secured Debt | US$360 facility (Asia Offshore Drilling) | LIBOR
Debt Instrument [Line Items]
Basis spread on variable rate											2.75%
Description of variable rate basis											LIBOR
Secured Debt | Credit facility US$450 -Eminence
Debt Instrument [Line Items]
Debt covenant, collateral to outstanding loan value percentage							130.00%
Outstanding balance																		$ 344,000,000		397,000,000
Maximum borrowing capacity																				450,000,000
Secured Debt | Credit facility US$450 -Eminence | LIBOR
Debt Instrument [Line Items]
Basis spread on variable rate		2.00%					1.75%
Description of variable rate basis		LIBOR					LIBOR
Secured Debt | Credit facility US$450 -Eclipse | LIBOR
Debt Instrument [Line Items]
Basis spread on variable rate																		3.00%
Description of variable rate basis																		LIBOR
Secured Debt | US$440 facility | LIBOR
Debt Instrument [Line Items]
Basis spread on variable rate																		3.25%
Description of variable rate basis																		LIBOR
Secured Debt | US$101 Million Secured Credit Facility
Debt Instrument [Line Items]
Debt, face amount																		$ 100,500,000.0
Secured Debt | Ship Finance International Loans, $700 facility | LIBOR
Debt Instrument [Line Items]
Basis spread on variable rate	2.25%												3.00%
Secured Debt | US$2,000 facility (North Atlantic Drilling)
Debt Instrument [Line Items]
Debt, face amount															$ 2,000,000,000
Remaining borrowing capacity																		$ 50,000,000
Commitment fee (percentage)																		40.00%
Secured Debt | US$2,000 facility (North Atlantic Drilling) | LIBOR
Debt Instrument [Line Items]
Basis spread on variable rate																		2.00%
Description of variable rate basis																		LIBOR
Secured Debt | Credit facility US$700
Debt Instrument [Line Items]
Repayment of long-term debt			$ 21,000,000
Secured Debt | Credit facility US$700 | LIBOR
Debt Instrument [Line Items]
Debt, face amount																$ 700,000,000
Basis spread on variable rate																		2.50%
Secured Debt | US$98 Million Secured Credit Facility
Debt Instrument [Line Items]
Debt, face amount																		$ 98,000,000
Secured Debt | US$1,450 facility
Debt Instrument [Line Items]
Debt collateral amount																		622,000,000
Secured Debt | US$1,450 facility | LIBOR
Debt Instrument [Line Items]
Description of variable rate basis												LIBOR
Secured Debt | Credit Facility $1,500 - 2014
Debt Instrument [Line Items]
Debt, face amount						$ 1,500,000,000
Description of variable rate basis						LIBOR
Debt covenant, collateral to outstanding loan value percentage						122.00%
Debt instrument term						12 years
Debt collateral amount						$ 1,899,000,000
Outstanding balance																		$ 1,344,000,000		1,469,000,000
Number of newbuild jack-ups under finance lease arrangements | drilling_unit						3
Secured Debt | $1,750 facility (Sevan Drilling) | LIBOR
Debt Instrument [Line Items]
Basis spread on variable rate																		2.90%
Secured Debt | Secured Debt | US$400 facility | LIBOR
Debt Instrument [Line Items]
Basis spread on variable rate																		2.50%
Description of variable rate basis													LIBOR
Tranche 2 | Credit Facility $1,500 - 2014
Debt Instrument [Line Items]
Debt instrument term												5 years
Tranche 2 | $1,750 facility (Sevan Drilling)
Debt Instrument [Line Items]
Debt, face amount									$ 350,000,000
Tranche 2 | US$360 facility (Asia Offshore Drilling)
Debt Instrument [Line Items]
Assets pledged																		$ 216,000,000
Tranche 3 | US$360 facility (Asia Offshore Drilling)
Debt Instrument [Line Items]
Assets pledged																		$ 223,000,000
Revolving Credit Facility | Credit Facility $1,350
Debt Instrument [Line Items]
Debt outstanding					$ 675,000,000
Revolving Credit Facility | Line of Credit | Credit facility US $950 - West Carina [Member]
Debt Instrument [Line Items]
Debt, face amount				250,000,000
Revolving Credit Facility | Line of Credit | Credit facility US $950 - West Eclipse [Member]
Debt Instrument [Line Items]
Debt, face amount				225,000,000
Balloon payment to be paid				$ 225,000,000
ECA Facility [Member] | Credit facility US $950 - West Carina [Member]
Debt Instrument [Line Items]
Debt instrument term				12 years
Profile period				12 years
ECA Facility [Member] | Secured Debt | Credit facility US $950 - West Carina [Member]
Debt Instrument [Line Items]
Debt, face amount				$ 190,000,000
Minimum | Secured Debt | US$1,450 facility | LIBOR
Debt Instrument [Line Items]
Basis spread on variable rate																		1.20%
Minimum | Secured Debt | Credit Facility $1,500 - 2014
Debt Instrument [Line Items]
Basis spread on variable rate						1.40%
Maximum | Secured Debt | US$1,450 facility | LIBOR
Debt Instrument [Line Items]
Basis spread on variable rate																		3.00%
Maximum | Secured Debt | Credit Facility $1,500 - 2014
Debt Instrument [Line Items]
Basis spread on variable rate						2.50%
SFL West Polaris Limited | Ship Finance International Loans, $700 facility
Debt Instrument [Line Items]
Debt, face amount													$ 420,000,000			$ 700,000,000			$ 420,000,000
Debt instrument term													5 years
Seadrill Limited and Seadrill Partners LLC | US$1,450 facility
Debt Instrument [Line Items]
Debt outstanding																		$ 776,000,000		$ 856,000,000
Seadrill Tucana Ltd. | Credit facility US$300
Debt Instrument [Line Items]
Assets pledged																		196,000,000
Seadrill Castor Ltd. | Credit facility US$300
Debt Instrument [Line Items]
Assets pledged																		204,000,000
Sevan Drilling Pte Ltd. | $1,750 facility (Sevan Drilling)
Debt Instrument [Line Items]
Debt collateral amount																		575,000,000
Sevan Drilling Rig II Pte Ltd. | $1,750 facility (Sevan Drilling)
Debt Instrument [Line Items]
Debt collateral amount																		584,000,000
Sevan Drilling Rig V Pte Ltd. | $1,750 facility (Sevan Drilling)
Debt Instrument [Line Items]
Debt collateral amount																		$ 704,000,000